UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett              New York, New York            May 4, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            51

Form 13F Information Table Value Total:        $117,358
                                              (thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                           March 31, 2010


COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6     COLUMN 7     COLUMN 8

                              TITLE                       VALUE     SHRS OR  SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION    MANAGERS  SOLE  SHARED NONE
--------------                ---------       ------      --------- -------- --- ----   ----------    --------  ----- ------ ----
3M CO                         COM             88579Y101    1,342     16,059  SH         SOLE          NONE                    16,059
ALTRIA GROUP INC              COM             02209S103    2,714    132,284  SH         SOLE          NONE                   132,284
AT&T INC                      COM             00206R102    3,533    136,709  SH         SOLE          NONE                   136,709
BELO CORP                     COM SER A       080555105      205     30,000  SH         SOLE          NONE                    30,000
BERKSHIRE HATHAWAY INC DEL    CL A            084670108    1,096          9  SH         SOLE          NONE                         9
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702    3,003     36,950  SH         SOLE          NONE                    36,950
BP PLC                        SPONSORED ADR   055622104    2,655     46,515  SH         SOLE          NONE                    46,515
BRIGGS & STRATTON CORP        COM             109043109      337     17,306  SH         SOLE          NONE                    17,306
CARNIVAL CORP                 PAIRED CTF      143658300    2,617     67,297  SH         SOLE          NONE                    67,297
CATERPILLAR INC DEL           COM             149123101    3,062     48,713  SH         SOLE          NONE                    48,713
CHEVRON CORP NEW              COM             166764100    3,597     47,434  SH         SOLE          NONE                    47,434
CHUBB CORP                    COM             171232101    4,150     80,034  SH         SOLE          NONE                    80,034
CISCO SYS INC                 COM             17275R102      953     36,608  SH         SOLE          NONE                    36,608
COCA COLA CO                  COM             191216100    1,268     23,057  SH         SOLE          NONE                    23,057
CONOCOPHILLIPS                COM             20825C104      938     18,333  SH         SOLE          NONE                    18,333
COVIDIEN PLC                  SHS             G2554F105    3,905     77,662  SH         SOLE          NONE                    77,662
DEERE & CO                    COM             244199105    3,930     66,100  SH         SOLE          NONE                    66,100
DEVON ENERGY CORP NEW         COM             25179M103      902     14,000  SH         SOLE          NONE                    14,000
DOVER CORP                    COM             260003108    2,627     56,194  SH         SOLE          NONE                    56,194
EMERSON ELEC CO               COM             291011104      251      4,978  SH         SOLE          NONE                     4,978
EXXON MOBIL CORP              COM             30231G102   11,627    173,593  SH         SOLE          NONE                   173,593
GENERAL ELECTRIC CO           COM             369604103    1,053     57,842  SH         SOLE          NONE                    57,842
INTERNATIONAL BUSINESS MACHS  COM             459200101      507      3,950  SH         SOLE          NONE                     3,950
ISHARES TR INDEX              MSCI EAFE IDX   464287465    1,729     30,885  SH         SOLE          NONE                    30,885
ISHARES TR INDEX              MSCI EMERG MKT  464287234    1,609     38,200  SH         SOLE          NONE                    38,200
JPMORGAN CHASE & CO           COM             46625H100    3,840     85,819  SH         SOLE          NONE                    85,819
JOHNSON & JOHNSON             COM             478160104    3,514     53,893  SH         SOLE          NONE                    53,893
KRAFT FOODS INC               CL A            50075N104    2,377     78,591  SH         SOLE          NONE                    78,591
LOEWS CORP                    COM             540424108    3,920    105,150  SH         SOLE          NONE                   105,150
MERCK & CO INC NEW            COM             58933Y105    1,578     42,251  SH         SOLE          NONE                    42,251
MICROSOFT CORP                COM             594918104      711     24,260  SH         SOLE          NONE                    24,260
MONSANTO CO NEW               COM             61166W101    3,148     44,076  SH         SOLE          NONE                    44,076
NORFOLK SOUTHERN CORP         COM             655844108      782     14,000  SH         SOLE          NONE                    14,000
NORTHERN TR CORP              COM             665859104      829     15,000  SH         SOLE          NONE                    15,000
PEPSICO INC                   COM             713448108      831     12,560  SH         SOLE          NONE                    12,560
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408    1,673     37,600  SH         SOLE          NONE                    37,600
PFIZER INC                    COM             717081103      474     27,625  SH         SOLE          NONE                    27,625
PHILIP MORRIS INTL INC        COM             718172109    4,541     87,066  SH         SOLE          NONE                    87,066
POTASH CORP SASK INC          COM             73755L107    6,933     58,089  SH         SOLE          NONE                    58,089
PROCTER & GAMBLE CO           COM             742718109    5,466     86,384  SH         SOLE          NONE                    86,384
QUALCOMM INC                  COM             747525103      566     13,500  SH         SOLE          NONE                    13,500
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206    2,510     43,377  SH         SOLE          NONE                    43,377
SALESFORCE COM INC            COM             79466L302      332      4,458  SH         SOLE          NONE                     4,458
SCHLUMBERGER LTD              COM             806857108    3,398     53,546  SH         SOLE          NONE                    53,546
SIGMA ALDRICH CORP            COM             826552101    6,141    114,439  SH         SOLE          NONE                   114,439
TYCO INTERNATIONAL LTD        SHS             H89128104    2,286     59,762  SH         SOLE          NONE                    59,762
UNION PAC CORP                COM             907818108      203      2,775  SH         SOLE          NONE                     2,775
UNITED TECHNOLOGIES CORP      COM             913017109      324      4,400  SH         SOLE          NONE                     4,400
VERIZON COMMUNICATIONS INC    COM             92343V104      461     14,866  SH         SOLE          NONE                    14,866
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209      387     16,583  SH         SOLE          NONE                    16,583
WELLS FARGO & CO NEW          COM             949746101      526     16,894  SH         SOLE          NONE                    16,894



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